Summary of Significant Accounting Policies - Property, Plant and Equipment (Details 4)	12 Months Ended
Dec. 31, 2014
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, useful lives	10 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, useful lives	45 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, useful lives	8 years